Fees Summary	Feb. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 423,000
Previously Paid Amount	0.00
Total Fee Amount	64.76
Total Offset Amount	0.00
Net Fee	64.76
Narrative - Max Aggregate Offering Price	$ 423,000
Final Prospectus	true